Exhibit 99.1

Freddie Mac Multifamily M Certificates Series M-064

Deposited Assets Agreed-Upon Procedures

Report To:

Federal Home Loan Mortgage Corporation

29 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Re:	Freddie Mac Multifamily M Certificates Series M-064 (the “Certificates”)

Deposited Assets Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Federal Home Loan Mortgage Corporation (“Freddie Mac”), Arc70 Fund II – 2020 TEBS LLC (the “Sponsor”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with Freddie Mac and the Sponsor, the “Specified Parties”), solely to assist the Specified Parties with respect to certain information relating to certain DTC registered bonds and/or custodial receipts representing beneficial interests in tax-exempt multifamily bonds and notes issued by the state and local governmental entities (the “Deposited Assets”) relating to the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of Freddie Mac, provided us with:

a.

An electronic data file labeled “Arc 70 TEBS II Data Tape 9.28.20.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of Freddie Mac, indicated contains projected information relating to the Deposited Assets as of 1 October 2020 (the “Cut-Off Date”),

b.

Electronic copies of the loan files for the Deposited Assets, which contain various source documents (the “Source Documents”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset, as applicable,

c.

Certain amortization schedules, schedule 3 of loan agreement and other transaction type correspondence (collectively, the “Amortization Schedules,” together with the Source Documents, the “Sources”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset,

d.	The list of relevant characteristics (the “Deposited Asset Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Data File, Sources, Deposited Asset Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than the procedures included in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Sponsor, on behalf of Freddie Mac, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Deposited Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of Freddie Mac, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination or issuance of the Deposited Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Deposited Assets,
iii.	Whether the originator or issuer of the Deposited Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Deposited Assets that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 September 2020

Attachment A

Procedures performed and our associated findings

1.

For each Deposited Asset with a fund split of “Fund 2/M064,” as shown on the Data File, we compared the Deposited Asset Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source(s), or to the corresponding information we recalculated using information on the Source(s) or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of Freddie Mac, described in the notes to Exhibit 1 to Attachment A. The Source (s), as applicable, that we were instructed by the Sponsor, on behalf of Freddie Mac, to use for each Deposited Asset Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

2.

For each Deposited Asset with a Number of LIHTC Units(Comforted) value greater than 0, as shown on the Data File, we observed a Rental/Income/Age Restrictions (PLIM)(Comforted) of “Y,” as shown on the Data File.

Exhibit 2 to Attachment A

Deposited Asset Characteristics and Source(s)

Deposited Asset Characteristic	Data File Field Name	Source (s)	Note

Property name	Property Name(Comforted)	Appraisal and/or Indenture	i., ii.

Address	Address(Comforted)	Appraisal

City	City(Comforted)	Appraisal

State	State(Comforted)	Appraisal

Zip	Zip(Comforted)	Appraisal

Total units	Total Units(Comforted)	Appraisal

Year built/year renovated	Year Built/Renovated(Comforted)	Indenture, Appraisal and/or Construction Monitoring Report	ii.

Original issue date	Original Loan/Bond Note Date(Comforted)	Indenture and/or Mortgage Loan Note	ii.

CUSIP	Loan/Bond CUSIP	Indenture and/or Specimen of the Bonds	ii.

Principal amount deposited	Current Loan/Bond Amount (UPB)(Comforted)	Amortization Schedules	iii.

Interest rate	Current Loan/Bond Rate(Comforted)	Indenture, Borrowing Loan Agreement and/or Notice of Conversion	ii.

Stated maturity date	Loan/Bond Maturity Date(Comforted)	Indenture, Notice of Conversion and/or Borrower Loan Agreement	ii.

Deposited Asset trustee	Bond Trustee(Comforted)	Indenture and/or Specimen of the Bonds	ii.

First optional redemption date at par	First Optional Redemption Date at Par (with no Penalty)(Comforted)	Indenture, Notice of Conversion and/or Borrowing Loan Agreement	ii.

Mandatory tender date	Mandatory Tender Date(Comforted)	Indenture, Borrowing Loan Agreement and/or Notice of Conversion	ii.

Exhibit 2 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source (s)	Note

Interest only begin date	Interest Only Begin Date(Comforted)	Indenture, Borrower Loan Agreement, Amortization Schedules, Mortgage Loan Note and/or Specimen of the Bonds	ii.

Interest only end date	Interest Only End Date(Comforted)	Indenture, Borrower Loan Agreement, Amortization Schedules, Notice of Conversion and/or Specimen of the Bonds	ii.

Interest type	Interest Type(Comforted)	Indenture and/or Borrower Loan Agreement	ii.

Original loan/bond amount	Original Loan/Bond Amount(Comforted)	Mortgage Loan Note

First payment date	First Payment Date(Comforted)	Indenture and/or Mortgage Loan Note	ii.

Interest rate calculation type	Interest Rate Calculation Type(Comforted)	Indenture and/or Borrower Loan Agreement	ii.

Interest payment dates	Interest Payment Due Date (ie: 1st, 15th, etc.)(Comforted)	Indenture and/or Borrower Loan Agreement	ii.

Amortization term (original)	Amortization Term (Original)(Comforted)	Amortization Schedules

Debt type	Debt Type(Comforted)	Borrower Loan Agreement

Loan/bond payment frequency	Loan/Bond Payment Frequency(Comforted)	Indenture and/or Borrower Loan Agreement	ii.

Prepayment provisions	Prepayment String(Comforted)	Recalculation	iv.

Bond counsel	Bond Counsel(Comforted)	Indenture, Opinion of Counsel and/or Specimen of the Bonds	ii.

Occupancy %	Occupancy %(Comforted)	Rent Roll and/or Property Financials	ii.

Occupancy as of date	Occupancy As of Date(Comforted)	Rent Roll and/or Property Financials	ii.

Most recent NCF	Most Recent NCF(Comforted)	Recalculation	v.

Number of LIHTC units	Number of LIHTC Units(Comforted)	LURA and/or LPA	ii.

Scheduled stabilization date	Stabilization Date	Indenture and/or Appraisal	ii., vi.

Exhibit 2 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source (s)	Note

Loan/bond term (original)	Loan/Bond Term (Original)(Comforted)	Recalculation	vii.

Remaining loan/bond term	Remaining Loan/Bond Term (as of Cut off Date)	Recalculation	viii.

Amortization term (remaining)	Amortization Term (Remaining)(Comforted)	Recalculation	ix.

Initial IO period	Initial IO Period(Comforted)	Recalculation	x.

Cut-Off Date LTV	Cut-Off Date LTV(Comforted)	Recalculation	xi.

Maturity LTV	Maturity LTV(Comforted)	Recalculation	xii.

UW NCF DSCR	UW NCF DSCR(Comforted)	Recalculation	xiii.

UW NCF DSCR (IO)	UW NCF DSCR (IO)(Comforted)	Recalculation	xiv.

Seasoning	Seasoning(Comforted)	Recalculation	xv.

Loan/bond level set aside	Loan/Bond Level Set Aside(Comforted)	LURA	xvi.

Deposited Asset regulatory agreement income restrictions	Description of Restrictive Agreement Set Asides(Comforted)	LURA	xvi.

LIHTC Unit%	LIHTC Unit%	Recalculation	xvii.

Notes:

i.	For identification purposes only.
ii.

For the purpose of comparing the indicated Deposited Asset Characteristics for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the value on the Data File agreed with the corresponding information on at least one of the Sources or a combination of terms from multiple Sources related to each Deposited Asset Characteristic. We performed no procedures to reconcile any differences that may exist relating to the information on the Sources related to each Deposited Asset Characteristic.

iii.

For the purpose of comparing the principal amount deposited Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Current Loan/Bond Amount (UPB)(Comforted), as shown on the Data File, and the principal amount deposited, as shown on the Amortization Schedules, to the nearest whole number.

iv.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the lock out period (“LO”), if applicable, by calculating the difference in months between the Original Loan/Bond Note Date(Comforted) and End Date of Prepayment Lock-Out (with Penalty), both as shown on the Data File.

Exhibit 2 to Attachment A

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the yield maintenance period (“YM1%”), if applicable, by calculating the difference in months between the End Date of Prepayment Lock-Out (with Penalty) and First Optional Redemption Date at Par (with no Penalty)(Comforted), both as shown on the Data File.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the open period (“O”), if applicable, by calculating the difference in months between the First Optional Redemption Date at Par (with no Penalty)(Comforted) and Loan/Bond Maturity Date(Comforted), both as shown on the Data File.

Exhibit 2 to Attachment A

Notes: (continued)

v.

For the purpose of comparing the most recent NCF Deposited Asset Characteristic for each Deposited Asset with a Stabilization Date value of “Stabilized,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the most recent NCF Deposited Asset Characteristic as the difference between the:

a.	Most Recent NOI and
b.	Product of the:
(i)	Does Most Recent NCF include Replacement Reserves? How much in $$/Unit? and
(ii)	Total Units(Comforted),

all as shown on the Data File.

For the purpose of comparing the most recent NCF Deposited Asset Characteristic for each Deposited Asset with a Stabilization Date value other than “Stabilized,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A.”

vi.

For the purpose of comparing the scheduled stabilization date Deposited Asset Characteristic for the Deposited Asset with a Stabilization Date value other than “Stabilized,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use the Indenture or Appraisal as the Source.

The Sponsor, on behalf of Freddie Mac, instructed us not to compare the scheduled stabilization date Deposited Asset Characteristic for the Deposited Assets with a Stabilization Date value of “Stabilized” or “N/A,” as shown on the Data File.

vii.

For the purpose of comparing the loan/bond term (original) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the loan/bond term (original) Deposited Asset Characteristic as the difference in months between the Original Loan/Bond Note Date(Comforted) and Loan/Bond Maturity Date(Comforted), both as shown on the Data File.

viii.

For the purpose of comparing the remaining loan/bond term Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the remaining loan/bond term Deposited Asset Characteristic as the difference in months between the Cut-Off Date and Loan/Bond Maturity Date(Comforted), as shown on the Data File.

ix.

For the purpose of comparing the amortization term (remaining) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) Deposited Asset Characteristic by calculation the difference between the Loan/Bond Term (Original)(Comforted) and Seasoning(Comforted), both as shown on the Data File.

Exhibit 2 to Attachment A

Notes: (continued)

x.

For the purpose of comparing the initial IO period Deposited Asset Characteristic for each Deposited Asset with an Interest Only Begin Date(Comforted) value other than “N/A”, as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the initial IO period Deposited Asset Characteristic as the difference in months between the Interest Only Begin Date(Comforted) and Interest Only End Date(Comforted), both as shown on the Data File.

For the purpose of comparing the initial IO period Deposited Asset Characteristic for each Deposited Asset with an Interest Only Begin Date(Comforted) value of “N/A”, as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use 0.

xi.

For the purpose of comparing the Cut-Off Date LTV Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the Cut-Off Date LTV Deposited Asset Characteristic as the quotient of the Current Loan/Bond Amount (UPB)(Comforted) divided by Appraised Value, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Cut-Off Date LTV(Comforted), as shown on the Data File, and the result obtained above to one decimal place (0.0%).

xii.

For the purpose of comparing the maturity LTV Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the maturity LTV Deposited Asset Characteristic as the quotient of the Mandatory Redemption Date (UPB) divided by Appraised Value, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Maturity LTV(Comforted), as shown on the Data File, and the result obtained above to one decimal place (0.0%).

xiii.

For the purpose of comparing the UW NCF DSCR Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the UW NCF DSCR Deposited Asset Characteristic as the quotient of the UW NCF divided by Annual Debt Service Amount, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the UW NCF DSCR(Comforted), as shown on the Data File, and the result obtained above to three decimal places (0.000).

Exhibit 2 to Attachment A

Notes: (continued)

xiv.

For the purpose of comparing the UW NCF DSCR (IO) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the UW NCF DSCR (IO) Deposited Asset Characteristic as the quotient of the UW NCF divided by Annual Debt Service Amount (IO), both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the UW NCF DSCR (IO)(Comforted), as shown on the Data File, and the result obtained above to three decimal places (0.000).

xv.

For the purpose of comparing the seasoning Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the seasoning Deposited Asset Characteristic as the difference in months between the Original Loan/Bond Note Date(Comforted), as shown on the Data File, and Cut-Off Date.

xvi.

For the purpose of comparing the indicated Deposited Asset Characteristics for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use the LURA as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note, as applicable.

xvii.

For the purpose of comparing the LIHTC unit% Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the LIHTC unit% Deposited Asset Characteristic as the quotient of the Number of LIHTC Units(Comforted) divided by Total Units(Comforted), both as shown on the Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of Freddie Mac, that are described in the notes above.